Quarterly Results of Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended										6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Information [Line Items]
Total revenues	$ 161,933	$ 137,036	$ 128,082	$ 120,786	$ 119,673	$ 111,655	$ 110,284	$ 120,210	$ 112,945		$ 310,156	$ 240,459	$ 505,578	$ 455,094	$ 382,286
Operating income (loss)	48,384	39,433	(38,219)	41,507	4,365	26,695	70,462	39,988	17,150		(372,930)	45,872	47,087	154,295	65,198
Net income (loss) attributable to noncontrolling interests-Artisan Partners Holdings	42,442	36,652	(42,902)	38,958	1,051	21,749	67,141	34,068	10,115		(364,681)	40,009	33,760	133,073	42,527
Net income attributable to Artisan Partners Asset Management Inc.	5,798	0	0	0	0					8,748	8,748	0	0	0
Scenario, Previously Reported
Quarterly Financial Information [Line Items]
Total revenues				120,787
Operating income (loss)				41,508
Net income (loss) attributable to noncontrolling interests-Artisan Partners Holdings				38,959
Net income attributable to Artisan Partners Asset Management Inc.				$ 0